Annual Total Returns (Vanguard Limited-Term Tax-Exempt Fund - Investor Shares Retail) (Vanguard Limited-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Annual Total Return
2014	1.79%
2013	0.49%
2012	1.77%
2011	3.71%
2010	1.97%
2009	5.57%
2008	2.91%
2007	4.32%
2006	3.33%
2005	1.11%